RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Total payables	$ 67.9	$ 66.5
Parent
RELATED PARTY TRANSACTIONS
Accounts payable	33.9	21.1
Interest payable	5.0	5.0
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 29.0	$ 40.4